TRADE RECEIVABLES, NET TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

Trade account receivable, which are included in Other current assets, are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $0.01 million and nil as of December 31, 2013 and 2012, respectively.